STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Cost of revenue	$2,474	$989	$1,535
Research and development	2,658	3,279	1,513
Sales, general and administrative	23,568	14,058	11,532
Total stock-based compensation expense	$28,700	$18,326	$14,580

Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of December 31, 2023	$27	$15
Granted	$58	$1
Vested	$(33)	$—
Forfeited	$(6)	$(12)
Outstanding as of December 31, 2024	46	4